Related Parties and Parties-In-Interest Transactions (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 002 | Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common stock to total assets	7.30%	8.50%